Fair value measurements - Estimated Fair Value of Financial Instruments Not Carried at Fair Value (Detail) (JPY ¥)	Mar. 31, 2013		Mar. 31, 2012
Liabilities:
Securities sold under agreements to repurchase	¥ 264,767,000,000		¥ 307,083,000,000
Carrying value [Member]
Assets:
Cash and cash equivalents	805,000,000,000	[1]	1,071,000,000,000	[1]
Time deposits	578,000,000,000	[1]	653,000,000,000	[1]
Deposits with stock exchanges and other segregated cash	270,000,000,000	[1]	230,000,000,000	[1]
Loans receivable	1,575,000,000,000	[1],[2]	1,290,000,000,000	[1],[2]
Securities purchased under agreements to resell	8,295,000,000,000	[1]	7,663,000,000,000	[1]
Securities borrowed	5,820,000,000,000	[1]	6,080,000,000,000	[1]
Total Assets	17,343,000,000,000	[1]	16,987,000,000,000	[1]
Liabilities:
Short-term borrowings	738,000,000,000	[1]	1,186,000,000,000	[1]
Deposits received at banks	1,072,000,000,000	[1]	905,000,000,000	[1]
Securities sold under agreements to repurchase	12,444,000,000,000	[1]	9,928,000,000,000	[1]
Securities loaned	2,159,000,000,000	[1]	1,700,000,000,000	[1]
Long-term borrowings	7,592,000,000,000	[1]	8,505,000,000,000	[1]
Total Liabilities	24,005,000,000,000	[1]	22,224,000,000,000	[1]
Fair value [Member]
Assets:
Cash and cash equivalents	805,000,000,000	[1]	1,071,000,000,000	[1]
Time deposits	578,000,000,000	[1]	653,000,000,000	[1]
Deposits with stock exchanges and other segregated cash	270,000,000,000	[1]	230,000,000,000	[1]
Loans receivable	1,576,000,000,000	[1],[2]	1,286,000,000,000	[1],[2]
Securities purchased under agreements to resell	8,295,000,000,000	[1]	7,663,000,000,000	[1]
Securities borrowed	5,820,000,000,000	[1]	6,080,000,000,000	[1]
Total Assets	17,344,000,000,000	[1]	16,983,000,000,000	[1]
Liabilities:
Short-term borrowings	738,000,000,000	[1]	1,186,000,000,000	[1]
Deposits received at banks	1,072,000,000,000	[1]	905,000,000,000	[1]
Securities sold under agreements to repurchase	12,444,000,000,000	[1]	9,928,000,000,000	[1]
Securities loaned	2,159,000,000,000	[1]	1,700,000,000,000	[1]
Long-term borrowings	7,430,000,000,000	[1]	8,242,000,000,000	[1]
Total Liabilities	23,843,000,000,000	[1]	21,961,000,000,000	[1]
Fair value [Member] | Level 1 [Member]
Assets:
Cash and cash equivalents	805,000,000,000	[1]	1,071,000,000,000	[1]
Time deposits
Deposits with stock exchanges and other segregated cash
Loans receivable
Securities purchased under agreements to resell
Securities borrowed
Total Assets	805,000,000,000	[1]	1,071,000,000,000	[1]
Liabilities:
Short-term borrowings
Deposits received at banks
Securities sold under agreements to repurchase
Securities loaned
Long-term borrowings	114,000,000,000	[1]	154,000,000,000	[1]
Total Liabilities	114,000,000,000	[1]	154,000,000,000	[1]
Fair value [Member] | Level 2 [Member]
Assets:
Cash and cash equivalents
Time deposits	578,000,000,000	[1]	653,000,000,000	[1]
Deposits with stock exchanges and other segregated cash	270,000,000,000	[1]	230,000,000,000	[1]
Loans receivable	1,352,000,000,000	[1],[2]	1,031,000,000,000	[1],[2]
Securities purchased under agreements to resell	8,295,000,000,000	[1]	7,663,000,000,000	[1]
Securities borrowed	5,820,000,000,000	[1]	6,080,000,000,000	[1]
Total Assets	16,315,000,000,000	[1]	15,657,000,000,000	[1]
Liabilities:
Short-term borrowings	734,000,000,000	[1]	1,186,000,000,000	[1]
Deposits received at banks	1,071,000,000,000	[1]	905,000,000,000	[1]
Securities sold under agreements to repurchase	12,440,000,000,000	[1]	9,928,000,000,000	[1]
Securities loaned	2,159,000,000,000	[1]	1,700,000,000,000	[1]
Long-term borrowings	7,093,000,000,000	[1]	8,084,000,000,000	[1]
Total Liabilities	23,497,000,000,000	[1]	21,803,000,000,000	[1]
Fair value [Member] | Level 3 [Member]
Assets:
Cash and cash equivalents
Time deposits
Deposits with stock exchanges and other segregated cash
Loans receivable	224,000,000,000	[1],[2]	255,000,000,000	[1],[2]
Securities purchased under agreements to resell
Securities borrowed
Total Assets	224,000,000,000	[1]	255,000,000,000	[1]
Liabilities:
Short-term borrowings	4,000,000,000	[1]	0	[1]
Deposits received at banks	1,000,000,000	[1]
Securities sold under agreements to repurchase	4,000,000,000	[1]
Securities loaned
Long-term borrowings	223,000,000,000	[1]	4,000,000,000	[1]
Total Liabilities	¥ 232,000,000,000	[1]	¥ 4,000,000,000	[1]

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting allowance for loan losses.